Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Government Grant [Abstract]
Schedule Of Deferred Government Grants [Table Text Block]
Summarized below are deferred government grants as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Construction of a pandemic influenza vaccine plant and buildings (a)	$259	$278
Purchasing equipment for H1N1 vaccine production (b)	128	137
Purchasing equipment for H5N1 vaccine production (c)	14	15
EV71 commercialization project (d)	471	259
Research and development for EV71 (e)	-	77
Loan from Zhongguancun Development Group (f)	-	358
Others (g)	905	78
Current deferred government grants	1,777	1,202
Construction of a pandemic influenza vaccine plant and buildings (a)	532	848
Purchasing equipment for H1N1 vaccine production (b)	181	330
Purchasing equipment for H5N1 vaccine production (c)	29	46
EV71 commercialization project (d)	2,096	2,828
Others (g)	115	678
Non-current deferred government grants	2,953	4,730
Total deferred government grants	$4,730	$5,932

(a) Deferred government grants included $791 being the unamortized portion of a grant the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings (December 31, 2015 - $1,126). The Company has fulfilled the conditions attached to the government grant. $259 which will be amortized in 2017 was included in the current portion of deferred government grants and $532 which will be amortized after 2017 was included in the non-current portion of deferred government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. $271 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2016 (2015 - $287, 2014 - $290).

(b) Deferred government grants included $309 being the unamortized portion of a grant the Company received in 2009 for purchasing equipment for H1N1 vaccine production. The Company has fulfilled the conditions attached to the government grant. $128 which will be amortized in 2017 was included in the current portion of deferred government grants and $181 which will be amortized after 2017 was included in the non-current portion of deferred government grants. $133 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2016 (2015 - $141, 2014 - $143).

(c) Deferred government grants included $43 being the unamortized portion of a grant the Company received in 2013 for purchasing equipment for H5N1 vaccine production. The Company has fulfilled the conditions attached to the government grant. $14 which will be amortized in 2017 was included in the current portion of deferred government grants and $29 which will be amortized after 2017 was included in the non-current portion of deferred government grants. $15 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2016 (2015 - $16, 2014 - $16).

(d) Deferred government grants included $2,567 being the unamortized portion of a grant the Company received in 2015 for equipment purchase and construction of the enterovirus 71 (“EV71”) vaccine production facility. The Company has fulfilled the conditions attached to the government grant in 2016. $471 which will be amortized in 2017 was included in the current portion of deferred government grants and $2,096 which will be amortized after 2017 was included in the non-current portion of deferred government grants. $274 of government grant relating to these production facilities was recorded as a reduction to depreciation expense for the year ended December 31, 2016 (2015 - $nil, 2014 - $nil), and $55 was recorded as government recognized in income for the year ended December 31, 2016 (2015 - $nil, 2014 - $nil).

(e) As of December 31, 2016, the Company has fulfilled the conditions attached to a government grant received in 2015 for EV71 research and development with a total amount of $77. This grant was recognized as government grant income for the year ended December 31, 2016.

(f) The Company received a loan of $1,861 bearing an interest rate of 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate) of $366 was recognized as government grant income for the year ended December 31, 2016 since the loan was repaid in February 2016.

(g) As of December 31, 2016, conditions attached to two government grants previously deferred were fulfilled and $422 was recognized as government grant income for the year ended December 31, 2016. As of December 31, 2016, conditions of four government grants totaling $1,020 have not been fulfilled by the Company. The Company expects to fulfill the conditions of three of the four grants within one year, and these grants totaling $905 were included in the current portion of deferred government grants. The conditions of a grant in the amount of $115 are not expected to be fulfilled by the Company within one year, and the grant was included in the non-current portion of deferred government grants.